Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 MacDermid [Member] Customer Relationships [Member]	Dec. 31, 2013 MacDermid [Member] Developed Technology Rights [Member]	Dec. 31, 2013 MacDermid [Member] Trade Names [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired [Line Items]
Accounts receivable						$ 147,400
Inventories						115,300
Other current assets						26,200
Property, plant and equipment						142,800
Intangible assets			458,400	155,000	73,400
Goodwill	1,001,748	1,002,886				993,800
Other assets						30,800
Accounts payable						(55,900)
Other current liabilities						(62,100)
Long-term debt						(754,200)
Non-current deferred tax liability						(140,700)
Contingent consideration	(47,800)	(34,800)				(35,500)	(35,500)
Redeemable 401(k) plan interest		(20,972)				(20,972)
Other liabilities						(66,500)
Total purchase price						$ 1,007,200